Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 12,690	$ 18,869
New contracts	2,018	5,174
Amortization	(8,710)	(10,303)
Remeasurement	419	(290)
Foreign exchange effect	478	(761)
Balance at the end of the year	6,895	12,690
Buildings [member]
IfrsStatementLineItems [Line Items]
New contracts	1,547
Amortization	(1,235)
Remeasurement	563
Foreign exchange effect	71
Balance at the end of the year	2,833
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
New contracts	189
Amortization	(2,330)
Remeasurement	(98)
Foreign exchange effect	148
I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
New contracts	282
Amortization	(84)
Remeasurement	(0)
Foreign exchange effect	$ (0)
Average annual amortization rates %	33.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
New contracts
Amortization	(5,061)
Remeasurement	(46)
Foreign exchange effect	259
Balance at the end of the year	1,152
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the end of the year	198
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	50,004	47,562
Balance at the end of the year	44,518	50,004
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	5,731
Balance at the end of the year	7,300
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	17,560
Balance at the end of the year	18,106
Gross carrying amount [member] | I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	5,427
Balance at the end of the year	282
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	21,286
Balance at the end of the year	18,830
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(37,314)	(28,693)
Balance at the end of the year	(37,623)	$ (37,314)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(3,844)
Balance at the end of the year	(4,467)
Accumulated depreciation and amortisation [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(12,757)
Balance at the end of the year	(15,394)
Accumulated depreciation and amortisation [member] | I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(5,427)
Balance at the end of the year	(84)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(15,286)
Balance at the end of the year	(17,678)
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	1,887
Balance at the end of the year	$ 2,833
Average annual amortization rates %	31.00%
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 4,803
Balance at the end of the year	$ 2,712
Average annual amortization rates %	34.00%
I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Balance at the end of the year	198
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	6,000
Balance at the end of the year	$ 1,152
Average annual amortization rates %	34.00%